Label	Element	Value
TAX EXEMPT BOND FUND OF AMERICA | The Tax-Exempt Bond Fund of America® (Class R6)
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	The Tax-Exempt Bond Fund of America®
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

2. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” section for The Tax-Exempt Bond Fund of America are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example Closing [Text Block]	oef_ExpenseExampleClosingTextBlock	Keep this supplement with your prospectus.
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®

Prospectus Supplement

March 1, 2026

(for the most recent R-6 shares statutory prospectus)

TAX EXEMPT BOND FUND OF AMERICA | The Tax-Exempt Bond Fund of America® (Class R6) | Class R-6
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.23%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.27%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 28
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	87
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	152
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 343

[1]	Restated to reflect current fees.